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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
 55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant’s telephone number)

Date of fiscal year end:  March 31
Date of reporting period: December 31, 2011

Item 1. Schedule of Investments

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS
12/31/2011 (Unaudited)

Common Stock - 98.8%
	Shares	Value
AIR FREIGHT & LOGISTICS - 0.1%
Echo Global Logistics, Inc. (a)	3,134	50,614
XPO Logistics, Inc. (a)	3,423	42,274
		92,888
BANKS - 5.0%
1st Source Corporation	1,569	39,743
Arlington Asset Investment Corp.	1,599	34,107
California First National Bancorp	2,567	41,277
Citizens & Northern Corporation	2,574	47,542
Citizens Republic Bancorp, Inc. (a)	3,548	40,447
CoBiz Financial, Inc.	101,258	584,259
First Financial Northwest, Inc. (a)	6,838	40,276
F.N.B. Corporation	176,929	2,001,067
Pinnacle Financial Partners, Inc. (a)	54,884	886,377
Susquehanna Bancshares, Inc.	55,794	467,554
United Bankshares, Inc.	18,412	520,507
		4,703,156
BEVERAGES - 0.1%
Coffee Holding Co., Inc. (b)	2,089	16,378
National Beverage Corp.	2,520	40,496
		56,874
CHEMICALS - 0.0%
TPC Group, Inc. (a)	1,437	33,525

COMMERCIAL SERVICES & SUPPLIES - 10.4%
Acacia Research Corporation - Acacia Technologies (a)	121,483	4,435,344
Advance America, Cash Advance Centers, Inc.	3,837	34,341
American Public Education, Inc. (a)	1,007	43,583
Brightpoint, Inc. (a)	4,299	46,257
Chefs' Warehouse, Inc. (The)	2,772	49,508
Collectors Universe, Inc.	2,438	35,522
Core-Mark Holding Company, Inc. (a)	1,187	47,005
DXP Enterprises, Inc. (a)	1,853	59,667
Heartland Payment Systems, Inc.	48,523	1,182,020
Hudson Highland Group, Inc. (a)	9,016	43,187
Insignia Systems, Inc.	12,884	25,768
Insperity, Inc.	1,794	45,478
Intersections, Inc.	2,836	31,451
Kforce, Inc. (a)	104,760	1,291,691
LML Payment Systems, Inc. (a)	14,432	33,626
Perma-Fix Environmental Services, Inc. (a)	29,811	46,207
SeaCube Container Leasing Ltd.	3,260	48,280
Standard Parking Corporation (a)	2,588	46,248
U.S. Ecology, Inc.	46,993	882,528
Waste Connections, Inc.	43,054	1,426,810
		9,854,521
COMMUNICATIONS EQUIPMENT - 2.4%
Allot Communications Ltd. (a)	40,446	614,779
CalAmp Corp.	7,833	33,290
Clearfield, Inc. (a)	5,649	42,989
NICE-Systems Ltd. (a)(c)	46,120	1,588,834
TeleNav, Inc. (a)	4,439	34,669
		2,314,561
CONSTRUCTION & ENGINEERING - 0.2%
MasTec, Inc. (a)	12,100	210,177

CONTAINERS & PACKAGING - 0.0%
UFP Technologies, Inc. (a)	2,534	37,427

DIVERSIFIED FINANCIALS - 5.4%
Asta Funding, Inc.	4,972	39,676
BlackRock Kelso Capital Corporation (a)	4,711	38,442
Cascade Bancorp (a)(b)	4,625	20,257
Diamond Hill Investment Group, Inc.	563	41,651
Epoch Holding Corp.	2,994	66,557
EZCORP, Inc., Class A (a)	27,551	726,520
First Cash Financial Services, Inc. (a)	70,522	2,474,617
Gladstone Investment Corporation	6,160	44,783
Hercules Technology Growth Capital, Inc.	64,452	608,427
Medallion Financial Corp.	4,189	47,671
Medley Capital Corp. (a)	67,104	697,882
Nicholas Financial, Inc.	3,630	46,537
Texas Pacific Land Trust	985	39,449
Tower Bancorp, Inc.	5,837	166,588
Walker & Dunlop, Inc. (a)	3,576	44,914
White River Capital, Inc.	2,105	42,626
		5,146,597

DIVERSIFIED TELECOMMUNICATION - 0.0%
IDT Corp., Class B	3,244	30,429

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.1%
DDi Corp.	5,424	50,606
Espey Manufacturing & Electronics Corp.	1,632	38,042
Finisar Corporation (a)	83,230	1,393,686
OCZ Technology Group, Inc. (a)(b)	121,923	805,911
OSI Systems, Inc. (a)	30,421	1,483,936
SL Industries, Inc. (a)	2,134	34,571
TESSCO Technologies, Inc.	2,773	38,323
		3,845,075
ENERGY EQUIPMENT & SERVICES - 7.4%
Core Laboratories N.V.	37,578	4,282,013
Dawson Geophysical Company (a)	43,205	1,707,894
Hornbeck Offshore Services, Inc. (a)	32,011	992,981
		6,982,888
FOOD & DRUG RETAILING - 2.0%
United Natural Foods, Inc. (a)	48,037	1,921,960

FOOD PRODUCTS - 2.9%
Andersons, Inc. (The)	34,679	1,514,085
Diamond Foods, Inc. (b)	3,587	115,752
Hain Celestial Group, Inc. (a)	29,823	1,093,311
		2,723,148
HEALTH CARE EQUIPMENT & SUPPLIES - 6.5%
Accuray Incorporated (a)	60,023	253,897
Align Technology, Inc. (a)	49,045	1,163,593
ATRION Corp.	197	47,325
Computer Programs and Systems, Inc.	596	30,462
Natus Medical, Inc. (a)	58,841	554,871
SXC Health Solutions Corp. (a)	54,246	3,063,814
Syneron Medical Ltd. (a)	86,354	955,939
Theragenics Corp. (a)	26,181	43,984
		6,113,885
HEALTH CARE PROVIDERS & SERVICES - 3.3%
Addus HomeCare Corp. (a)	8,526	30,438
BioScrip, Inc. (a)	6,630	36,200
Catalyst Health Solutions, Inc. (a)	16,853	876,356
Ensign Group, Inc. (The)	1,803	44,174
Henry Schein, Inc. (a)	21,271	1,370,490
Metropolitan Health Networks, Inc. (a)	8,257	61,680
PAREXEL International Corporation (a)	29,814	618,342
Psychemedics Corp.	5,011	45,600
U.S. Physical Therapy, Inc.	2,265	44,575
		3,127,855
HOTELS, RESTAURANTS & LEISURE - 0.7%
Caribou Coffee Company, Inc. (a)	2,805	39,130
National CineMedia, Inc.	53,222	659,953
		699,083
INSURANCE - 0.0%
Crawford & Company, Class B	6,179	38,063

INTERNET & CATALOG RETAIL - 0.1%
NutriSystem, Inc.	3,283	42,449
Systemax, Inc. (a)	3,139	51,511
		93,960
INTERNET SOFTWARE & SERVICES - 3.2%
EasyLink Services International Corp. (a)	8,821	35,108
Ebix, Inc.	2,427	53,637
ICG Group, Inc. (a)	128,703	993,587
iPass, Inc.	28,561	39,700
LivePerson (a)	40,863	512,831
LogMeIn, Inc. (a)	35,568	1,371,146
		3,006,009
IT CONSULTING & SERVICES - 5.2%
Alliance Data Systems Corporation (a)	35,715	3,708,645
Computer Task Group, Inc. (a)	3,621	50,984
InterNAP Network Services Corporation (a)	184,903	1,098,324
Wayside Technology Group, Inc.	3,618	43,959
		4,901,912
LEISURE EQUIPMENT & PRODUCTS - 0.5%
Callaway Golf Company	76,974	425,666
Sturm, Ruger & Co., Inc.	1,295	43,331
		468,997
MACHINERY - 5.6%
Actuant Corporation	26,705	605,936
Argan, Inc. (a)	2,743	41,721
Gardner Denver, Inc.	47,859	3,688,015
Titan International, Inc.	49,553	964,301
		5,299,973
MEDIA - 4.7%
Cinemark Holdings, Inc.	91,125	1,684,901
IMAX Corporation (a)	17,446	319,785
Regal Entertainment Group, Class A (b)	129,826	1,550,123
TiVo Inc. (a)	103,068	924,520
		4,479,329
METALS & MINING - 3.4%
Compass Minerals International, Inc.	44,853	3,088,129
Friedman Industries, Inc.	4,444	46,440
Great Northern Iron Ore Properties (b)	387	42,667
Mesabi Trust	1,642	41,214
		3,218,450
MULTILINE RETAIL - 0.0%
Gordmans Stores, Inc. (a)	2,911	36,591

MULTI-UTILITIES - 0.0%
Genie Energy Ltd., Class B	3,244	25,725

OIL & GAS - 1.1%
Abraxas Petroleum Corp. (a)(b)	132,588	437,541
Adams Resources & Energy, Inc.	1,787	51,787
Alon USA Energy, Inc.	4,425	38,542
Arabian American Development Company (a)	5,863	49,718
Natural Gas Services Group, Inc. (a)	30,589	442,317
		1,019,905
PERSONAL PRODUCTS - 0.0%
Medifast, Inc. (a)	2,574	35,315

PHARMACEUTICALS - 2.4%
Akorn, Inc. (a)	4,909	54,588
DUSA Pharmaceuticals, Inc. (a)	9,771	42,797
Hi-Tech Pharmacal Co., Inc. (a)	1,361	52,929
Impax Laboratories, Inc. (a)	47,784	963,803
Obagi Medical Products, Inc. (a)	3,969	40,325
Par Pharmaceutical Companies, Inc. (a)	32,017	1,047,917
PharMerica Corp. (a)	2,760	41,897
		2,244,256
REAL ESTATE - 9.6%
American Campus Communities, Inc.	34,044	1,428,486
Dynex Capital, Inc.	4,766	43,514
Entertainment Properties Trust	92,934	4,062,145
Hersha Hospitality Trust	727,159	3,548,536
HFF, Inc., Class A (a)	3,882	40,101
		9,122,782
ROAD & RAIL - 1.1%
Old Dominion Freight Line (a)	23,126	937,297
Pacer International, Inc. (a)	9,841	52,649
TravelCenters of America LLC (a)	9,724	41,327
		1,031,273
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.8%
8x8, Inc. (a)	9,157	29,028
MIPS Technologies, Inc. (a)	156,935	699,930
Tessera Technologies, Inc. (a)	56,922	953,443
		1,682,401
SOFTWARE - 2.3%
Majesco Entertainment Company (a)(b)	16,468	40,182
SuccessFactors, Inc. (a)	33,466	1,334,290
Verint Systems, Inc. (a)	27,873	767,622
		2,142,094
SPECIALTY RETAIL - 2.0%
PC Connection, Inc. (a)	4,574	50,726
Pier 1 Imports, Inc. (a)	64,424	897,426
Sonic Automotive, Inc., Class A	3,052	45,200
Sotheby's	28,359	809,082
Susser Holdings Corp. (a)	1,961	44,358
		1,846,792
TEXTILES & APPAREL - 0.8%
Body Central Corp. (a)	2,240	55,910
DGSE Companies, Inc. (a)	4,439	32,227
GUESS?, Inc.	21,661	645,931
Kingold Jewelry, Inc. (a)	28,561	32,560
		766,628
WIRELESS TELECOMMUNICATION SERVICES - 4.5%
SBA Communications Corp., Class A (a)	98,253	4,220,949

TOTAL COMMON STOCK
(Cost $76,486,657)		93,575,453

SHORT TERM INVESTMENTS - 2.2%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
.01%, 01/03/12, (Dated 12/30/11), Collateralized by $1,910,000 par
U.S. Treasury Note-3.125% due 05/15/2019,
Market Value $2,146,363, Repurchase Proceeds $2,100,314
(Cost $2,100,311)	$2,100,311	2,100,311

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 101.0%		95,675,764
(Cost $78,586,968)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 3.2%

Money Market - 3.2%
JP Morgan Prime Money Market Fund - Inst.
(Cost $3,028,023)	3,028,023	3,028,023

TOTAL INVESTMENTS - 104.2%		98,703,787
(Cost $81,614,991)
OTHER ASSETS & LIABILITIES (NET) - (4.2%)		(4,022,861)
NET ASSETS - 100%		$94,680,926

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts

The Portfolio is actively managed and holdings are subject to change.
There is no guarantee the Fund will continue to invest in the securities referenced.
Reference to specific securities or holdings should not be considered recommendations for action by investors.

Pear Tree Columbia Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2011
	Level 1	Level 2	Level 3	Total
Columbia Small Cap
Common Stocks	$ 82,861,271	$ -	$ -	$82,861,271
Depository Receipts	1,588,834	-	-	1,588,834
Limited Partnerships	42,667	-	-	42,667
Real Estate Inv. Trusts	9,082,681	-	-	9,082,681
Short Term Investments	3,028,023	2,100,311	-	5,128,334
Total	$ 96,603,476	$ 2,100,311	$ -	$ 98,703,787

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE COLUMBIA MICRO-CAP FUND

SCHEDULE OF INVESTMENTS
12/31/2011 (Unaudited)

Common Stock - 93.9%
	Shares	Value
AIR FREIGHT & LOGISTICS - 2.2%
Echo Global Logistics, Inc. (a)	2,236	36,112
XPO Logistics, Inc. (a)	2,442	30,159
		66,271
BANKS - 5.8%
1st Source Corporation	1,118	28,319
Arlington Asset Investment Corp.	1,141	24,338
California First National Bancorp	1,831	29,442
Citizens & Northern Corporation	1,836	33,911
Citizens Republic Bancorp, Inc. (a)	2,530	28,842
First Financial Northwest, Inc. (a)	4,878	28,731
		173,583
BEVERAGES - 1.4%
Coffee Holding Co., Inc.	1,490	11,681
National Beverage Corp.	1,798	28,894
		40,575
CHEMICALS - 0.8%
TPC Group, Inc. (a)	1,025	23,913

COMMERCIAL SERVICES & SUPPLIES - 16.4%
Advance America, Cash Advance Centers, Inc.	2,737	24,496
American Public Education, Inc. (a)	719	31,119
Brightpoint, Inc. (a)	3,066	32,990
Chefs' Warehouse, Inc. (The)	1,977	35,309
Collectors Universe, Inc.	1,739	25,337
Core-Mark Holding Company, Inc. (a)	846	33,502
DXP Enterprises, Inc. (a)	1,321	42,537
Heartland Payment Systems, Inc.	1,375	33,495
Hudson Highland Group, Inc. (a)	6,431	30,804
Insignia Systems, Inc.	9,192	18,384
Insperity, Inc.	1,280	32,448
Intersections, Inc.	2,023	22,435
LML Payment Systems, Inc. (a)	10,294	23,985
Perma-Fix Environmental Services, Inc. (a)	21,265	32,961
SeaCube Container Leasing, Ltd.	2,326	34,448
Standard Parking Corporation (a)	1,846	32,988
		487,238
COMMUNICATIONS EQUIPMENT - 2.7%
CalAmp Corp.	5,587	23,745
Clearfield, Inc. (a)	4,029	30,661
TeleNav, Inc. (a)	3,167	24,734
		79,140
COMPUTERS & PERIFERALS - 0.9%
Xyratex Ltd.	2,111	28,119

CONTAINERS & PACKAGING - 0.9%
UFP Technologies, Inc. (a)	1,808	26,704

DIVERSIFIED FINANCIALS - 11.4%
Asta Funding, Inc.	3,547	28,305
BlackRock Kelso Capital Corporation (a)	3,360	27,418
Cascade Bancorp (a)	3,299	14,450
Diamond Hill Investment Group, Inc.	403	29,814
Epoch Holding Corp.	2,136	47,483
Gladstone Investment Corporation	4,395	31,952
Medallion Financial Corp.	2,989	34,015
Nicholas Financial, Inc.	2,590	33,204
Texas Pacific Land Trust	703	28,155
Walker & Dunlop, Inc. (a)	2,551	32,040
White River Capital, Inc.	1,502	30,416
		337,252
DIVERSIFIED TELECOMMUNICATION - 0.7%
IDT Corp., Class B	2,314	21,705

ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.9%
DDi Corp.	3,869	36,098
Espey Manufacturing & Electronics Corp.	1,164	27,134
SL Industries, Inc. (a)	1,521	24,640
TESSCO Technologies, Inc.	1,978	27,336
		115,208
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
ATRION Corp.	141	33,872
Computer Programs and Systems, Inc.	426	21,773
Theragenics Corp. (a)	18,676	31,376
		87,021
HEALTH CARE PROVIDERS & SERVICES - 6.3%
Addus Homecare Corp. (a)	6,082	21,713
BioScrip, Inc. (a)	4,728	25,815
Ensign Group, Inc. (The)	1,286	31,507
Metropolitan Health Networks, Inc. (a)	5,890	43,998
Psychemedics Corp.	3,574	32,523
U.S. Physical Therapy, Inc.	1,616	31,803
		187,359
HOTELS, RESTAURANTS & LEISURE - 0.9%
Caribou Coffee Company, Inc. (a)	2,001	27,914

INSURANCE - 0.9%
Crawford & Company, Class B	4,407	27,142

INTERNET & CATALOG RETAIL - 2.3%
NutriSystem, Inc.	2,341	30,269
Systemax, Inc. (a)	2,240	36,759
		67,028
INTERNET SOFTWARE & SERVICES - 3.1%
EasyLink Services International Corp. (a)	6,291	25,038
Ebix, Inc.	1,731	38,255
iPass, Inc.	20,372	28,317
		91,610
IT CONSULTING & SERVICES - 2.3%
Computer Task Group, Inc. (a)	2,583	36,369
Wayside Technology Group, Inc.	2,581	31,359
		67,728
LEISURE EQUIPMENT & PRODUCTS - 1.0%
Sturm, Ruger & Co., Inc.	924	30,917

MACHINERY - 1.0%
Argan, Inc. (a)	1,956	29,751

METALS & MINING - 3.1%
Friedman Industries, Inc.	3,170	33,127
Great Northern Iron Ore Properties	275	30,319
Mesabi Trust	1,172	29,417
		92,863
MULTILINE RETAIL - 0.9%
Gordmans Stores, Inc. (a)	2,076	26,096

MULTI-UTILITIES - 0.6%
Genie Energy Ltd., Class B	2,314	18,350

OIL & GAS - 3.4%
Adams Resources & Energy, Inc.	1,275	36,949
Alon USA Energy, Inc.	3,156	27,489
Arabian American Development Company (a)	4,183	35,472
		99,910
PERSONAL PRODUCTS - 0.9%
Medifast, Inc. (a)	1,836	25,190

PHARMACEUTICALS - 4.9%
Akorn, Inc. (a)	3,500	38,920
DUSA Pharmaceuticals, Inc. (a)	6,969	30,524
Hi-Tech Pharmacal Co., Inc. (a)	970	37,723
Obagi Medical Products, Inc. (a)	2,831	28,763
PharMerica Corp. (a)	637	9,670
		145,600
REAL ESTATE - 2.0%
Dynex Capital, Inc.	3,400	31,042
HFF, Inc., Class A (a)	2,769	28,604
		59,646
ROAD & RAIL - 2.3%
Pacer International, Inc. (a)	7,021	37,562
TravelCenters of America LLC (a)	6,936	29,478
		67,040
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.7%
8x8, Inc. (a)	6,531	20,703

SOFTWARE - 1.0%
Majesco Entertainment Company (a)	11,747	28,663

SPECIALTY RETAIL - 3.4%
PC Connection, Inc. (a)	3,262	36,176
Sonic Automotive, Inc., Class A	2,177	32,241
Susser Holdings Corp. (a)	1,399	31,645
		100,062
TEXTILES & APPAREL -2.9%
Body Central Corp. (a)	1,598	39,887
DGSE Companies, Inc. (a)	3,167	22,992
Kingold Jewelry, Inc. (a)	20,372	23,224
		86,103

TOTAL COMMON STOCK
(Cost $2,688,953)		2,786,404

Exchange Traded Funds - 4.0%
iShares Russell Microcap Index
(Cost $118,386)	2,682	119,751

SHORT TERM INVESTMENTS - 3.0%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
.01%, 01/03/12, (Dated 12/30/11), Collateralized by $80,000 par
U.S. Treasury Note-3.125% due 05/15/2019,
Market Value $89,900, Repurchase Proceeds $88,047
(Cost $88,047)	$88,047	88,047

TOTAL INVESTMENTS - 100.9%		2,994,202
(Cost $2,895,386)

OTHER ASSETS & LIABILITIES (NET) - (0.9%)		(26,410)
NET ASSETS - 100%		$2,967,792

(a) Non-income producing security

The Portfolio is actively managed and holdings are subject to change.
There is no guarantee the Fund will continue to invest in the securities referenced.
Reference to specific securities or holdings should not be considered recommendations for action by investors.

Pear Tree Columbia Micro Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2011
	Level 1	Level 2	Level3	Total
MicroCap
Common Stocks	$ 2,725,043	$ -	$ -	$ 2,725,043
Limited Partnerships	30,319	-	-	30,319
Mutual Funds	119,751	-	-	119,751
Real Estate Investment Trust	31,042	-	-	31,042
Short Term Investments	-	88,047	-	88,047
Total	$ 2,906,155	$ 88,047	$ -	$2,994,202

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2011

Common Stock - 99.3%

	Shares
AEROSPACE & DEFENSE - 0.0%
United Technologies Corporation	125	$

BEVERAGES - 5.2%
Anheuser-Busch InBev SA (b)(c)	9,070
Brown Forman, Inc. (b)	804
Coca-Cola Company (The)	52,875
Hansen Natural Corporation (a)(b)	4,573

COMMUNICAITONS EQUIPMENT - 1.7%
QUALCOMM Incorporated (b)	27,925

COMPUTERS & PERIPHERALS - 5.7%
Apple, Inc. (a)(b)	8,367
Hewlett-Packard Company	1,076
International Business Machines	9,616

FOOD PRODUCTS - 3.2%
Campbell Soup Company (b)	92
H. J. Heinz Company (b)	48
Kellogg Company (b)	367
Nestle, S.A. (b)(c)	18,642
Unilever NA (c)	51,435

FOOD STAPLES & DRUG RETAILING - 7.2%
General Mills, Inc. (b)	1,005
PepsiCo, Inc.	32,507
SYSCO Corporation (b)	12,601
Wal-Mart Stores, Inc. (b)	54,040
Walgreen Co. (b)	20,281

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
Express Scripts, Inc. (a)(b)	18,655
Intuitive Surgical, Inc. (a)(b)	17
Medtronic, Inc. (b)	27,131
UnitedHealth Group, Inc.	26,711
Zimmer Holdings, Inc. (a)(b)	8,881

HEALTH CARE PROVIDERS & SERVICES - 0.7%
Cerner Corporation (a)(b)	171
Henry Schein, Inc. (a)(b)	1,903
Laboratory Corporation of America Holdings (a)(b)	925
Lincare Holdings, Inc. (b)	699
Quest Diagnostics Incorporated (b)	5,431
WellPoint, Inc.	1,970

HOTELS, RESTAURANTS & LEISURE - 1.0%
McDonald's Corporation	8,560

HOUSEHOLD PRODUCTS - 4.5%
Church & Dwight Co., Inc. (b)	3,698
Clorox Company (The) (b)	119
Colgate-Palmolive Company	13,339
Kimberly-Clark Corporation (b)	1,868
Procter & Gamble Company	37,521

INDUSTRIAL CONGLOMERATES - 0.6%
3M Company	6,540

MULTILINE RETAIL - 0.7%
Target Corporation	12,599

OIL & GAS - 12.3%
BP plc (c)	54,388
Chevron Corporation (b)	26,096
Exxon Mobil Corporation	29,119
Royal Dutch Shell plc (c)	31,165
TOTAL S.A. (b)(c)	24,011

PHARMACEUTICALS & BIOTECHNOLOGY - 20.9%
Abbott Laboratories	38,232
Amgen, Inc. (a)(b)	17,059
AstraZeneca PLC (c)	5,913
Bristol-Myers Squibb Company	1,173
Eli Lilly and Company	13,794
Gilead Sciences, Inc. (a)(b)	5,906
GlaxoSmithKline plc (c)	44,005
Johnson & Johnson	74,304
Medco Health Solutions, Inc. (a)	2,257
Merck & Co., Inc.	44,993
Novartis AG (c)	19,775
Pfizer, Inc.	180,649
Roche Holding Ltd (c)	5,954
Sanofi-Aventis (c)	9,727
Takeda Pharmaceutical Company Limited (a)(c)	4,534

SOFTWARE & SERVICES - 21.5%
Cisco Systems, Inc.	284,346
eBay, Inc. (a)	198
Google, Inc. (a)(b)	5,139
MasterCard Incorporated (b)	3,251
Microsoft Corporation	188,177
Oracle Corporation (a)	130,924
Visa, Inc.	14,331
Yahoo! Inc. (a)	292

TEXTILES & APPAREL - 1.2%
Nike, Inc.	11,078

TOBACCO - 8.8%
Altria Group, Inc. (b)	15,994
British American Tobacco p.l.c. (b)(c)	22,613
Lorillard, Inc. (b)	4,408
Philip Morris International, Inc.	61,116
Reynolds American, Inc.	127

WIRELESS TELECOMMUNICATIONS - 0.0%
NTT DOCOMO, Inc. (b)(c)	404

TOTAL COMMON STOCK
(Cost $85,982,927)

Short Term Investments - 0.6%	Par Value
Money Market - 0.6%
State Street Bank & Trust Co., Repurchase Agreement	539,780	$
.01%, 1/03/12, (Dated 12/30/11), Collateralized by 490,000 par
U.S. Treasury Note- 3.125% due 05/15/2019,
Market Value $550,638, Repurchase Proceeds $539,781
(Cost $539,780)
TOTAL SHORT TERM INVESTMENTS - 0.6%

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 24.7%
	Par Value
Registered Money Market - 24.7%
State Street Navigator Securities Lending Prime Portfolio	22,236,768
(Cost $22,236,768)

TOTAL INVESTMENTS 124.6%		$
(Cost $108,759,475)
OTHER ASSETS & LIABILITIES (NET) - (24.6%)
NET ASSETS - 100%		$

(a) Non-Income producing security
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts

The percentage of each investment category is calculated as a percentage of net assets.

Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2011
	Level 1	Level 2	Level 3	Total
Quality
Common Stocks	$ 74,048,609	$ -	$ -	$74,048,609
Depository Receipts	15,500,300	-	-	15,500,300
Short Term Investments	-	22,776,548	-	22,776,548
Total	$89,548,909	$ 22,776,548	$ -	$112,325,457

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGOR DYNAMIC EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
12/31/2011 Unaudited

Common Stock - 90.7%
	Shares	Value
BRAZIL - 7.5%
Banco do Brasil SA	102,010	1,296,146
Companhia de Bebidas das Americas (c)	58,498	2,111,193
Companhia de Saneamento Basico (c)	9,172	510,422
Cosan SA Industria e Comercio	50,302	728,135
EZ TEC Empreendimentos e Participacoes SA	24,935	211,084
Gerdau SA (c)	11,062	86,394
Obrascon Huarte Lain Brasil SA	5,020	164,171
Petroleo Brasileiro SA	92,583	1,141,621
Petroleo Brasileiro SA (c)	87,485	2,055,023
Sao Martinho SA	7,367	66,156
Sul America SA	36,429	294,908
Tele Norte Leste Participacoes SA (c)	60,130	571,836
Vale SA	61,331	1,297,150
		10,534,239
CHILE - 1.7%
Banco Santander Chile (c)	8,379	634,290
Compania Cervecerias Unidas SA (c)	6,908	435,895
Enersis SA (c)	42,207	744,109
Lan Airlines SA (b)(c)	26,892	624,970
		2,439,264
CHINA - 18.4%
Bank of China Ltd., Class H	4,945,902	1,827,617
Central China Real Estate Ltd.	825,148	164,673
China Communications Construction Co., Ltd., Class H (a)	681,680	533,632
China Communications Services Corporation Limited, Class H	292,000	130,834
China Construction Bank Corporation	3,308,277	2,308,655
China Mobile Limited	240,590	2,351,133
China Petroleum & Chemical Corporation	1,722,000	1,815,829
China Pharmaceutical Group Limited	1,232,250	271,302
China Shenhua Energy Co., Ltd.	327,500	1,423,125
China Unicom (Hong Kong) Ltd. (b)	884,000	1,862,059
China Yuchai International Ltd.	23,261	320,769
CNOOC Limited	1,523,403	2,671,467
COSCO International Holdings Ltd.	344,797	144,724
Dongfeng Motor Group Company Limited	808,881	1,395,556
Giant Interactive Group, Inc. (b)(c)	47,823	195,118
GOME Electrical Appliances Holding Limited	3,023,065	700,612
Great Wall Motor Co., Ltd. (b)	799,500	1,167,319
Haitian International Holdings Ltd.	216,017	184,121
Harbin Power Equipment Company Limited, Class H	444,945	386,694
Industrial & Commercial Bank of China Ltd.	1,102,224	655,646
Kowloon Development Co., Ltd.	199,000	174,485
Lenovo Group Limited	1,315,489	877,354
Lianhua Supermarket Holdings Co., Ltd.	151,699	194,731
Orient Overseas (International) Limited	79,226	462,597
PetroChina Company Limited	903,292	1,126,963
Renhe Commercial Holdings (b)	3,345,455	383,357
Shenzhen International Holdings Limited	643,090	41,400
Skyworth Digital Holdings Limited	1,168,000	410,548
SmarTone Telecommunications Holdings Limited	187,822	325,499
Soho China Limited	761,334	507,765
TCL Communication Technology Holdings Limited	213,000	95,711
Yuexiu Real Estate Investment Trust	233,000	102,898
Zhejiang Expressway Co., Ltd.	838,000	542,713
		25,756,906
CZECH REPUBLIC - 0.3%
Komercni Banka AS	2,715	460,850

HUNGARY - 0.2%
Egis Gyogyszergyar Nyrt.	1,899	138,325
Richter Gedeon Nyrt.	1,411	198,590
		336,915
INDIA - 5.0%
ABG Shipyard Limited	11,360	83,866
Allahabad Bank	191,081	411,991
Andhra Bank	303,910	454,964
Bajaj Holdings & Investment Limited	14,136	181,288
Balrampur Chini Mills	542,389	346,238
Bank of Baroda	19,608	242,585
Chambal Fertilizers & Chemicals Ltd.	159,249	225,956
Coromandel International Ltd.	10,462	54,246
Gitanjali Gems Limited	106,402	603,589
Grasim Industries Limited	4,810	223,721
Gujarat Mineral Development Corporation Ltd.	45,586	140,780
Gujarat State Fertilisers & Chemicals Limited	6,398	40,240
Indiabulls Financial Services Limited	178,931	461,774
Indian Bank	146,231	508,456
Infosys Limited	1,018	52,855
McLeod Russel India Limited	20,929	73,540
Oil and Natural Gas Corp. Limited	197,980	955,881
Oil India Limited	5,816	130,327
Patni Computer Systems	34,505	289,139
South Indian Bank Limited	137,161	52,173
Syndicate Bank	166,229	214,418
Tata Chemicals Ltd.	102,726	607,400
TVS Motor Company Ltd.	155,385	153,030
UCO Bank	126,563	108,438
United Phosphorus, Inc.	132,319	317,062
		6,933,957
INDONESIA - 2.8%
PT Aneka Tambang Tbk	2,183,989	390,192
PT Astra Agro Lestari Tbk	113,278	271,092
PT Astra International Tbk	88,265	720,332
PT Bank Bukopin Tbk	1,562,479	99,943
PT Charoen Pokphand Indonesia Tbk	1,497,014	354,958
PT Indo Tambangraya Megah Tbk	165,500	705,440
PT Indofood Sukses Makmur Tbk	451,571	229,085
PT International Nickel Indonesia Tbk	541,000	190,924
PT Japfa Comfeed Indonesia Tbk	217,500	91,749
PT Kalbe Farma Tbk	214,458	80,414
PT PP London Sumatra Indonesia Tbk	2,271,230	563,581
PT Sampoerna Agro Tbk	452,953	148,611
		3,846,321
MALAYSIA - 4.7%
Affin Holdings Berhad	191,000	185,577
British American Tobacco (Malaysia) Berhad	6,640	104,564
DRB-HICOM Berhad	1,080,499	695,337
Genting Malaysia Berhad	320,492	387,219
Hong Leong Bank Berhad	123,093	452,765
KLCC Property Holdings Berhad	137,400	136,533
Kuala Lumpur Kepong Berhad	60,500	433,233
Kulim (Malaysia ) Berhad	186,000	247,609
Lafarge Malayan Cement Berhad	79,081	174,627
Malayan Banking Berhad	474,700	1,284,835
Malaysia Building Society Berhad	160,614	95,254
Multi-Purpose Holdings Berhad	95,108	80,107
Parkson Holdings Berhad	81,384	145,310
RHB Capital Berhad	374,670	884,079
SapuraCrest Petroleum Berhad	212,600	308,505
Telekom Malaysia Berhad	595,935	932,441
UMW Holdings	21,901	48,362
		6,596,357
MEXICO - 4.2%
Alfa S.A.B., Series A	126,294	1,376,512
America Movil S.A.B. de C.V., Series L	1,043,921	1,180,514
Fomento Economico Mexicano S.A.B. (c)	25,452	1,774,259
GRUMA, S.A.B. de C.V., Series B (a)	152,390	286,233
Grupo Mexico S.A.B. de C.V., Series B	454,755	1,195,699
Organizacion Soriana S.A.B. de C.V., Series B	20,130	48,687
		5,861,904
PERU - 0.4%
Banco Continental S.A.	106,841	218,318
Intergroup Financial Services Corp.	5,424	141,431
Sociedad Minera Cerro Verde S.A.A.	4,937	177,732
		537,481
PHILIPPINES - 0.2%
Globe Telecom, Inc.	2,555	66,009
Universal Robina Corporation	140,085	153,325
		219,334
POLAND - 1.6%
KGHM Polska Miedz SA	32,107	1,031,049
Polski Koncern Naftowy ORLEN SA (a)	76,914	757,058
Polskie Gornictwo Naftowe i Gazownictwo SA	347,986	412,236
		2,200,343

RUSSIA - 5.0%
Gazprom (c)	249,033	2,654,692
LUKoil (c)	42,747	2,263,454
Norilsk Nickel Mining and Metallurgical Co. (c)	56,520	865,321
Sberbank of Russia (a)(c)	18,463	183,522
Severstal (d)	90,408	1,029,747
		6,996,736
SINGAPORE - 1.0%
ComfortDelGro Corp. Ltd.	146,000	159,541
Sembcorp Marine Ltd.	54,383	160,432
Singapore Airlines Limited	53,000	415,847
Yangzijiang Shipbuilding Holdings Limited	1,002,413	704,453
		1,440,273
SOUTH AFRICA - 6.9%
Adcock Ingram Holdings Ltd.	41,794	319,500
AVI Limited	74,762	367,630
Barloworld Limited	56,003	520,889
Emira Property Fund	21,401	31,528
Exxaro Resources Ltd.	32,997	686,284
FirstRand Limited	113,640	291,783
Fountainhead Property Trust Management Ltd.	127,572	108,501
Gold Fields Ltd. (c)	75,297	1,148,279
Imperial Holdings Limited	68,943	1,054,090
Investec Limited	137,735	751,463
Kumba Iron Ore Limited	4,788	296,377
Liberty Holdings Limited	38,652	380,321
Life Healthcare Group Holdings Ltd.	200,486	512,288
Mondi Limited	16,568	117,529
MTN Group Limited	22,055	392,442
Reunert Limited	31,269	243,879
RMB Holdings Ltd.	264,440	893,738
Sanlam Limited	353,539	1,262,710
Santam Limited	7,287	128,382
Sasol Ltd.	3,401	162,312
		9,669,925
SOUTH KOREA - 15.2%
BS Financial Group, Inc. (a)	32,097	307,875
CJ CheilJedang Corp.	3,730	937,357
Daelim Industrial Co., Ltd.	11,588	903,301
Daesang Corporation	25,243	352,788
Daishin Securities Company	22,146	202,813
Daou Technology, Inc.	20,709	185,159
Daum Communications Corp.	4,592	478,333
Dongkuk Steel Mill Company, Ltd.	28,508	507,304
GS Home Shopping, Inc.	2,728	274,694
Halla Climate Control Corp.	23,544	445,538
Hana Financial Group, Inc.	32,730	1,010,027
Hyundai Department Store Co., Ltd.	2,098	296,852
Hyundai Motor Company	11,300	2,089,323
Kia Motors Corporation	11,004	637,124
Kolon Industries, Inc.	3,316	182,207
Korea Exchange Bank	79,070	504,483
KP Chemical Corp.	34,454	423,198
KT&G Corporation	11,831	835,975
NEOWIZ Games Corporation (a)	13,663	512,363
Nong Shim Co., Ltd.	1,430	288,607
Samsung Electronics Co., Ltd.	6,358	5,839,205
Samsung Heavy Industries Co., Ltd.	21,796	527,872
SeAH Besteel Corporation	6,270	250,365
Shinhan Financial Group Co., Ltd.	38,203	1,318,202
SK Holdings Co., Ltd.	7,322	769,064
SK Innovation Co., Ltd.	7,205	888,116
SK Telecom Co., Ltd. (c)	22,664	308,457
		21,276,602
TAIWAN - 12.5%
Advantech Co., Ltd.	46,819	129,576
ASUSTeK Computer, Inc.	161,040	1,146,145
Chicony Electronics Co., Ltd.	137,460	225,400
Chunghwa Telecom Co., Ltd.	501,600	1,656,594
Compal Electronics, Inc.	803,277	801,181
E Ink Holdings Inc.	391,089	510,189
Eternal Chemical Co., Ltd.	160,474	124,811
Farglory Land Development Co., Ltd.	374,436	587,394
Formosa Chemicals & Fiber Corporation	251,000	662,337
Fubon Financial Holding Co., Ltd.	915,295	968,830
Highwealth Construction Corp.	203,645	292,564
Hon Hai Precision Industry Co., Ltd.	41,817	114,489
HTC Corporation	21,118	346,631
Inventec Corporation	290,981	106,671
King Yuan Electronics Co., Ltd.	180,000	60,042
Lite-On Technology Corp.	833,676	938,880
Pegatron Corporation	442,416	481,443
Phison Electronics Corp.	138,015	831,855
Pou Chen Corporation	885,631	726,838
Powertech Technology, Inc.	31,247	66,149
President Chain Store Corp.	257,000	1,400,476
Radiant Opto-Electronics Corporation	254,360	726,647
SoftWorld International Corp.	154,998	274,890
Taiwan Semiconductor Manufacturing Co., Ltd.	691,132	1,730,170
TECO Electric & Machinery Co., Ltd.	136,983	80,754
Tripod Technology Corporation	72,150	173,947
U-Ming Marine Transport Corporation	135,246	200,330
Uni-President Enterprises Corporation	612,680	895,376
United Microelectronics Corporation	2,417,022	1,013,778
Yageo Corporation	807,397	209,055
		17,483,442
THAILAND - 1.0%
Bangkok Bank PCL (e)	96,178	467,934
Krung Thai Bank PCL	1,578,968	745,694
PTT Global Chemical PCL (a)	72,730	140,619
Siam Makro PCL	5,495	41,626
		1,395,873
TURKEY - 2.1%
Arcelik AS	125,377	406,521
Eis Eczacibasi Ilac Ve Sinai	131,796	125,686
Ford Otomotiv Sanayi AS	27,935	226,440
Tekfen Holding AS	57,812	163,558
Tofas Turk Otomobil Fabrikasi AS	158,766	497,958
Tupras - Turkiye Petrol Rafinerileri AS	38,212	809,791
Turkiye Sise ve Cam Fabrikalari AS	379,997	573,770
Ulker Biskuvi Sanayi AS	46,894	134,160
		2,937,884
TOTAL COMMON STOCK
(Cost $133,204,525)		126,924,606

Preferred Stock - 5.8%
BRAZIL - 5.8%
Banco Bradesco SA	28,909	476,586
Banco do Estado do Rio Grande do Sul SA	96,944	1,039,475
Eletropaulo Metropolitana SA	42,180	825,396
Itau Unibanco Holding SA	279,686	1,199,565
Klabin SA	46,800	852,825
Metalurgica Gerdau SA	76,820	737,620
Randon Participacoes SA	54,011	246,709
Suzano Papel e Celulose SA	95,146	343,806
Vale SA, Class A	114,371	2,318,998
TOTAL PREFERRED STOCK
(Cost $9,031,217)		8,040,980

Exchange Traded Funds - 2.2%
United States - 2.2%
Vanguard MSCI Emerging Markets ETF
(Cost $3,048,928)	79,323	3,030,932

SHORT TERM INVESTMENTS - 0.7%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
.01%, 01/03/12, (Dated 12/30/11), Collateralized by $820,000 par
U.S. Treasury Note-3.125% due 05/15/2019,
Market Value $921,475, Repurchase Proceeds $902,558
(Cost $902,557)	$902,557	902,557

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $146,187,227)		138,899,075

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.3%	Par Value	Value

Money Market - 2.3%
JP Morgan Prime Money Market Fund - Inst.
(Cost $3,247,456)	$3,247,456	3,247,456

TOTAL INVESTMENTS - 101.7%
(Cost $149,434,683)		142,146,531
OTHER ASSETS & LIABILITIES (Net) - (1.7%)		(2,372,698)
NET ASSETS - 100%		$139,773,833

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e) NVDR - Non-Voting Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		20.0%
Energy		14.5%
Information Technology		13.2%
Materials		12.3%
Consumer Staples		9.9%
Consumer Discretionary		9.8%
Industrials		7.1%
Telecommunication Services		7.0%
Utilities		1.5%
Health Care		1.2%
Exchange Traded Funds		2.2%
Cash and Other Assets (Net)		1.3%
	Total	100.0%

Pear Tree PanAgora Dynamic Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2011
	Level 1	Level 2	Level 3	Total
Emerging Markets
Common Stocks	$ 106,793,917	$ 927,938	$ -	$107,721,855
Common Stock Units	294,908	-	-	294,908
Depository Receipts	18,664,916	-	-	18,664,916
Mutual Funds	3,030,932	-	-	3,030,932
Preferred Stock	8,040,980	-	-	8,040,980
Real Estate Inv. Trusts	242,927	-	-	242,927
Short Term Investments	3,247,456	902,557	-	4,150,013
Total	$140,316,036	$1,830,495	$ -	$142,146,531

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2011

Common Stock - 85.3%
	Shares	Value
AUSTRALIA - 1.9%
BHP Billiton Ltd.	208,300	$7,348,926

BELGIUM - 2.3%
KBC Groep N.V.	167,985	2,120,402
Solvay S.A.	82,947	6,849,477
		8,969,879
CANADA - 2.0%
Methanex Corporation	341,607	7,814,868

CHINA - 0.9%
Guangdong Investment Limited	5,794,000	3,506,180

FINLAND - 5.6%
Kone OYJ, Class B	210,900	10,970,112
Konecranes OYJ	148,280	2,796,644
YIT OYJ	501,316	8,050,490
		21,817,246
FRANCE - 4.9%
Christian Dior S.A.	67,973	8,077,360
Imerys S.A.	69,252	3,197,057
Maurel et Prom	414,406	6,321,549
Transgene S.A. (a)	142,827	1,426,564
		19,022,530
GERMANY - 12.1%
BASF SE	130,100	9,094,433
Deutsche Telekom AG	660,215	7,591,966
Hannover Rueckvers	156,800	7,795,040
Muenchener Rueckvers AG	61,230	7,527,852
Symrise AG	342,950	9,172,962
Wincor Nixdorf AG	131,700	5,898,920
		47,081,173
INDIA - 3.1%
Infosys Technologies Ltd. (b)	134,945	6,933,474
State Bank of India (c)	81,050	5,187,200
		12,120,674
IRELAND - 5.3%
CRH plc	355,008	7,073,258
Greencore Group plc	9,204,660	7,521,108
Smurfit Kappa Group plc (a)	998,510	6,048,663
		20,643,029
ISRAEL - 2.0%
Teva Pharmaceuticals SP (b)	198,719	8,020,299

ITALY - 1.1%
Trevi Finanziaria SpA	659,726	4,206,933

JAPAN - 13.3%
Asahi Group Holdings Ltd.	476,600	10,461,800
Iino Kaiun Kaisha Ltd.	1,119,100	4,695,016
KDDI Corporation	1,314	8,448,240
Meiji Holdings Co., Ltd.	208,000	8,631,770
Nichirei Corporation	2,031,000	9,839,759
Showa Denko K.K.	4,739,000	9,602,338
		51,678,923
NIGERIA - 0.3%
Maurel et Prom Nigeria (a)	414,406	1,048,216

NORWAY - 2.2%
DnB NOR ASA	856,692	8,399,363

SOUTH AFRICA - 3.7%
Metorex Ltd. (a)	4,915,693	5,379,691
Sasol Ltd.	190,535	9,093,258
		14,472,949
SOUTH KOREA - 3.8%
Samsung Electronics Company Ltd.	16,285	14,956,189

SWEDEN - 7.0%
Duni AB	1,179,500	9,263,561
Investor AB, Class B	502,056	9,375,694
Svenska Handelsbanken AB, Class A	328,500	8,647,691
		27,286,946
SWITZERLAND - 2.2%
Novartis AG	151,850	8,697,040

THAILAND - 1.5%
Thai Oil PCL	3,173,900	5,885,044

UNITED KINGDOM - 10.1%
Barratt Developments plc (a)	5,339,856	7,706,737
BBA Aviation plc	661,544	1,829,380
Bellway plc	802,818	8,886,428
Lloyds TSB Group plc (a)	6,182,217	2,488,016
Persimmon plc	1,137,118	8,302,878
Taylor Wimpey plc (a)	17,610,191	10,259,368
		39,472,807

TOTAL COMMON STOCK		332,449,214
(Cost $400,710,202)

Short Term Investments - 15.3%	Par Value	Value
Commercial Paper - 10.2%
Chevron Corp, 0.02%, due 1/09/2012	$19,500,000	19,500,000
(Cost $19,500,000)

Toyota Credit DE PR Corp., 0.01%, due 1/03/2012	$20,000,000	20,000,000
(Cost $20,000,000)

Total Commercial Paper		39,500,000

Money Market - 5.1%
State Street Global Advisors FDS	$19,955,813	19,955,813
(Cost $19,955,813)

TOTAL SHORT TERM INVESTMENTS - 15.3%		59,455,813

TOTAL INVESTMENTS - 100.6%		391,905,027
(Cost $460,166,015)

OTHER ASSETS & LIABILITIES (NET) - (0.6%)		(2,277,416)
NET ASSETS - 100%		$389,627,611

(a) Non-income producing security
(b) ADR - American Depository Receipts
(c) GDR - Global Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials		18.4%
Consumer Discretionary		13.5%
Financials		13.2%
Consumer Staples		9.4%
Industrials		8.3%
Information Technology		7.1%
Energy		5.7%
Health Care		4.7%
Telecommunication Services		4.1%
Utilities		0.9%
Other Assets & Liabilities		14.7%

Pear Tree Polaris Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2011
	Level 1	Level 2	Level 3	Total
Polaris Foreign Value
Common Stocks	$ 306,423,197	$ 5,885,044	$ -	$312,308,241
Depository Receipts	20,140,973	-	-	20,140,973
Short Term Investments	19,955,813	39,500,000	-	59,455,813
Total	$346,519,983	$ 45,385,044	$ -	$391,905,027

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2011

Common Stock - 86.3%
	Shares	Value
AUSTRALIA - 2.5%
Austal Limited	475,330	$1,047,508
Industrea Limited	955,588	959,888
		2,007,396
BELGIUM - 2.5%
Agfa-Gevaert Group (a)	288,540	460,364
Kinepolis Group	21,100	1,509,721
		1,970,085
BRAZIL - 3.0%
Equatorial Energia SA	276,385	1,877,388
Redentor Energia SA	124,485	460,499
		2,337,887
CANADA - 1.6%
Astral Media, Inc.	35,800	1,249,488

CHINA - 9.2%
China Fishery Group Limited	1,080,972	759,661
China Hongxing Sports Limited (a)	10,258,400	237,665
Samson Holding Ltd.	7,693,300	891,483
Sichuan Expressway Company Limited	2,696,060	1,086,505
Texwinca Holdings Limited	1,226,300	1,361,012
VST Holdings Ltd. (a)	6,200,500	774,384
VTech Holdings Limited	115,700	1,160,456
Xinhua Winshare Publishing and Media Co., Ltd.	2,515,300	1,020,136
		7,291,302
FRANCE - 1.4%
Bonduelle SA	13,900	1,126,899

INDIA - 2.8%
KRBL Ltd.	742,200	197,762
LIC Housing Finance Ltd.	114,800	478,288
Manappuram General Finance and Leasing Ltd.	1,064,700	924,257
NIIT Technologies Ltd.	78,500	270,881
South Indian Bank Ltd.	489,520	186,203
Usha Martin Group Ltd.	323,760	146,318
		2,203,709
IRELAND - 6.4%
Glanbia plc	244,100	1,464,434
Greencore Group plc	1,688,168	1,379,578
IFG Group plc	755,185	1,028,567
United Drug plc	449,545	1,195,411
		5,067,990
ITALY - 2.6%
De'Longhi SpA	156,410	1,385,720
Trevi Finanziaria SpA	103,300	658,722
		2,044,442
JAPAN - 8.4%
Accordia Golf Co., Ltd.	1,653	1,189,456
Chugoku Marine Paints Ltd.	184,100	1,140,612
DaiichiKosho Co., Ltd.	83,600	1,579,919
Iino Kaiun Kaisha Ltd.	265,400	1,113,446
Nichirei Corporation	333,000	1,613,313
		6,636,746
NETHERLANDS - 1.6%
Dockwise Ltd. (a)	80,444	1,296,550

NORWAY - 3.7%
ABG Sundal Collier Holding ASA	1,239,800	766,078
SpareBank 1SMN	152,104	1,000,986
SpareBank Nord-Norge	209,731	1,134,383
		2,901,447
PHILIPPINES - 2.7%
Manila Water Company, Inc.	4,803,770	2,125,029

SINGAPORE - 4.0%
Breadtalk Group Ltd.	2,815,100	1,173,955
M1 Ltd.	1,038,900	2,005,753
		3,179,708
SOUTH AFRICA - 4.3%
Clicks Group Limited	260,000	1,488,050
Metorex Limited (a)	1,753,700	1,919,234
		3,407,284
SWEDEN - 4.9%
Duni AB	156,400	1,228,335
Loomis AB	104,400	1,503,218
Nolato AB	148,500	1,096,096
		3,827,649
SWITZERLAND - 2.7%
Bobst Group SA (a)	33,500	832,498
Vetropack Holding AG	726	1,269,881
		2,102,379
THAILAND - 3.4%
Hana Microelectronics PCL	1,766,680	1,058,328
Thai Union Frozen Products PCL	871,395	1,615,740
		2,674,068
UNITED KINGDOM - 18.6%
Alternative Networks plc	649,100	3,007,581
BBA Aviation plc	401,532	1,110,364
Character Group plc	496,900	1,107,761
Clarkson plc	72,300	1,289,453
CSR plc	214,200	610,634
Galliford Try plc	271,628	2,004,441
Halfords Group plc	239,132	1,073,645
Healthcare Locums plc	792,810	37,874
Keller Group plc	124,500	515,456
The Restaurant Group plc	291,900	1,350,921
Vitec Group plc	147,082	1,269,885
Wetherspoon (J.D.) plc	196,400	1,266,847
		14,644,862

TOTAL COMMON STOCK		68,094,920
(Cost $70,741,968)

Preferred Stock - 1.7%
GERMANY - 1.7%
Dräegerwerk AG	16,600	1,350,099
(Cost $621,858)

Warrants - 4.5%
India - 4.5%
KRBL Limited Derivative (a)	1,679,000	453,330
LIC Housing Finance Derivative	204,200	851,514
NIIT Technologies Derivative (a)	276,900	955,305
South Indian Bank Derivative (a)	2,535,250	963,395
Usha Martin Group Derivative (a)	807,100	363,195
(Cost $2,692,091)		3,586,739

Short Term Investments - 5.6%	Par Value	Value
Money Market - 5.6%
State Street Global Advisors FDS	$4,425,440	4,425,440
(Cost $4,425,440)

TOTAL SHORT TERM INVESTMENTS - 5.6%		4,425,440

TOTAL INVESTMENTS - 98.1%		77,457,198
(Cost $78,481,357)
OTHER ASSETS & LIABILITIES (NET) - 1.9%		1,490,646
NET ASSETS - 100%		$78,947,844

(a) Non-income producing security

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		24.3%
Industrials		15.3%
Consumer Staples		12.4%
Financials		9.3%
Information Technology		7.5%
Telecommunication Services		6.4%
Materials		6.1%
Utilities		5.7%
Health Care		3.9%
Energy		1.6%
Cash and Other Assets		7.5%

Pear Tree Polaris Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2011
	Level 1	Level 2	Level 3	Total
Foreign Value Small Cap
Common Stocks	$ 65,183,187	$ 2,674,068	$237,665	$68,094,920
Preferred Stock	1,350,099	-	-	1,350,099
Warrants	-	3,586,739	-	3,586,739
Short Term Investments	4,425,440	-	-	4,425,440
Total	$70,958,726	$ 6,260,807	$ 237,665	$77,457,198

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: February 28, 2012

By:           /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: February 28, 2012